intangible assets and goodwill - Intangible assets with indefinite lives and goodwill - spectrum licences and impairment testing (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets and goodwill
Intangible assets with indefinite lives	$ 9,937	$ 8,694
Goodwill	5,331	4,747
Total	$ 15,268	$ 13,441
Significant unobservable inputs (Level 3)
Intangible assets and goodwill
Period over which management has projected cash flows	3 years
Discount rates applied to cash flow projections	7.00%	7.00%
Growth rates applied to cash flow projections	2.00%	2.00%
Wireless
Intangible assets and goodwill
Intangible assets with indefinite lives	$ 9,937	$ 8,694
Goodwill	2,890	2,861
Total	12,827	11,555
Wireline
Intangible assets and goodwill
Goodwill	2,441	1,886
Total	$ 2,441	$ 1,886
Spectrum licences
Intangible assets and goodwill
Renewal of spectrum license ( in years)	20 years